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                                              Rule 497(d)
                                              Reg. No. 333-53233



                      National Equity Trust
                  Low Five Portfolio Series 205

          Supplement to Prospectus dated July 30, 1998

Revised second year commencement date:

SECOND YEAR COMMENCEMENT DATE (for the second year deferred sales charge): September 1, 1999.